ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2022 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*[a] ‒ 94.4%
ASIA EQUITY LONG/SHORT ‒ 5.4%
Pleiad Asia Equity Offshore Feeder Fund	11/1/2020	4,000,000	4,141,548	Quarterly	60 Days [d]
Pleiad Asia Offshore Feeder Fund	10/1/2014 [b]	5,850,714	7,681,424	Quarterly	60 Days [c,d,f]
		9,850,714	11,822,972
CHINA EQUITY LONG/SHORT ‒ 4.4%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	6,335,926	9,446,752	Monthly	30 Days [e]

COMMODITY RELATED EQUITY ‒ 5.5%
Delbrook Resource Opportunities (Cayman) Fund Ltd.	1/1/2022	1,500,000	1,478,917	Quarterly	90 Days [c,f]
Energy Dynamics Fund Limited Class D	4/1/2018	8,057,485	10,483,595	Monthly	90 Days [c]
		9,557,485	11,962,512
FINANCIAL EQUITY LONG/SHORT ‒ 6.6%
Azora Offshore Fund, Ltd.	5/1/2018	7,721,540	9,307,048	Quarterly	45 Days
Vetamer Capital Partners, L.P.	2/1/2021	5,750,000	5,061,599	Quarterly	60 Days [d]
		13,471,540	14,368,647
GLOBAL EQUITY LONG/SHORT ‒ 18.9%
140 Summer Partners Offshore Ltd.	7/1/2020	7,600,000	8,967,568	Quarterly	60 Days [d]
One01 Capital Partners, Ltd.	5/1/2020	9,100,000	10,672,498	Quarterly	45 Days [f]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	7,033,381	9,056,986	Quarterly	30 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016	9,194,398	12,345,166	Quarterly	60 Days [d]
		32,927,779	41,042,218
HEALTH CARE EQUITY LONG/SHORT ‒ 10.1%
Averill Fund, Ltd.	11/1/2020	5,000,000	7,446,467	Quarterly	60 Days [d,f]
Camber Capital Fund, L.P.	1/1/2016	4,541,457	7,200,273	Quarterly	90 Days [c]
Iron Triangle Offshore Fund Ltd.	9/1/2020	7,000,000	7,288,992	Quarterly	60 Days [f]
		16,541,457	21,935,732
LATIN AMERICA ‒ 4.5%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	7,750,000	9,795,875	Monthly	90 Days

REAL ESTATE LONG/SHORT ‒ 1.1%
Long Pond Offshore, Ltd.	6/1/2011 [b]	1,793,761	2,482,685	Quarterly	60 Days

TMT EQUITY LONG/SHORT ‒ 21.9%
Altimeter Offshore Ltd. - Class A1	11/1/2013 [b]	3,356,611	4,843,894	Semi-Annually	60 Days
Atreides Foundation Fund, L.P.	12/1/2020	10,100,000	8,866,863	Quarterly	60 Days [g,h]
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	6,321,632	13,456,257	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017	6,346,880	9,229,887	Quarterly	60 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018	7,200,000	11,062,839	Quarterly	45 Days [f,g,h]
		33,325,123	47,459,740

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS ‒ Continued

As of January 31, 2022 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT ‒ 9.6%
Antero Peak Long/Short Offshore Fund Ltd.	1/1/2019	10,910,605	14,963,356	Quarterly	30 Days
StackLine Partners Offshore Fund, Ltd. - Class F	5/1/2018	5,547,758	5,887,379	Quarterly	60 Days [d,f]
		16,458,363	20,850,735

U.S. SMALL CAP ‒ 6.4%
Kent Lake Partners, L.P.	9/1/2021	5,000,000	4,754,136	Quarterly	60 Days
Medina Singh Investment Partners, L.P.	8/1/2020	8,100,000	9,029,855	Quarterly	30 Days [f]
		13,100,000	13,783,991

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 94.4%		161,112,148	204,951,859

TOTAL INVESTMENTS ‒ 94.4%		161,112,148	204,951,859

Other Assets in Excess of Liabilities ‒ 5.6%			12,119,279
SHAREHOLDERS' CAPITAL ‒ 100.0%			$217,071,138

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of January 31, 2022 was $161,112,148 and $204,951,859 respectively.
[b]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).
[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[d]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.
[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.
[f]	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.
[g]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.
[h]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.